Consolidated statements of operations (CHF) In Millions, except Per Share data, unless otherwise specified	3 Months Ended			6 Months Ended
	Jun. 30, 2012	Mar. 31, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011
Interest and dividend income	7,044	5,295	7,082	12,339	12,534
Interest expense	(5,430)	(3,411)	(5,705)	(8,841)	(9,404)
Net interest income	1,614	1,884	1,377	3,498	3,130
Commissions and fees	3,130	3,172	3,463	6,302	7,134
Trading revenues	1,156	189	1,116	1,345	3,127
Other revenues	375	802	936	1,177	1,657
Net revenues	6,275	6,047	6,892	12,322	15,048
Provision for credit losses	25	34	13	59	6
Compensation and benefits	3,005	3,711	3,096	6,716	7,125
General and administrative expenses	1,673	1,653	1,652	3,326	3,284
Commission expenses	441	451	491	892	1,027
Total other operating expenses	2,114	2,104	2,143	4,218	4,311
Total operating expenses	5,119	5,815	5,239	10,934	11,436
Income from continuing operations before taxes	1,131	198	1,640	1,329	3,606
Income tax expense	311	(16)	271	295	736
Net income	820	214	1,369	1,034	2,870
Net income/(loss) attributable to noncontrolling interests	32	170	601	202	963
Net income attributable to shareholders	788	44	768	832	1,907
Basic earnings per share (CHF)
Basic earnings per share (in CHF per share)	0.48	0.03	0.48	0.52	1.43
Diluted earnings per share (CHF)
Diluted earnings per share (in CHF per share)	0.46	0.03	0.48	0.50	1.42